Financial Instruments - Outstanding Forward Agreements to Purchase Foreign Currency (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Fair Value Asset	$ 955,000,000	$ 4,615,000,000
Forward agreements to purchase foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2018	2017
Notional Amount	$ 6,882,000,000	$ 6,559,000,000
Fair Value (Liability)	(22,000,000)	(194,000,000)
Fair Value Asset	$ 190,000,000	$ 362,000,000
Options to purchase foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2018
Notional Amount	$ 266,000,000
Fair Value (Liability)	(5,000,000)
Fair Value Asset	$ 17,000,000